STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Shares	Capital in Excess of Par Value	Prepaid Services Paid with Common Sock	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2014	$ 8,721	$ 514,485	$ (12,411)	$ (339,406)	$ 171,389
Beginning Balance (in shares) at Jun. 30, 2014	87,210,000
Retirement of Shares
Amortization of prepaid services paid with common stock			7,500		7,500
Net Loss				(233,008)	(233,008)
Ending Balance at Jun. 30, 2015	$ 8,721	514,485	(4,911)	(572,414)	(54,119)
Ending Balance (in shares) at Jun. 30, 2015	87,210,000
Net Loss					(104,444)
Beginning Balance at Jun. 30, 2015	$ 8,721	514,485	(4,911)	(572,414)	(54,119)
Beginning Balance (in shares) at Jun. 30, 2015	87,210,000
Retirement of Shares	$ (5)				(5)
Retirement of Shares (in shares)	(39,869,999)
Shares Issued for Acquisition		2,397,075			2,397,075
Shares Issued for Acquisition (in shares)	39,820,000
Amortization of prepaid services paid with common stock			4,911		4,911
Net Loss				(431,923)	(431,923)
Ending Balance at Jun. 30, 2016	$ 8,716	2,911,560		(1,004,337)	1,915,939
Ending Balance (in shares) at Jun. 30, 2016	87,160,001
Option vested		20,112			8,848
Issuance of common stock for services	$ 53	99,947			5,000
Issuance of common stock for services, (in shares)	524,999
Net Loss				(709,141)	(709,141)
Ending Balance at Dec. 31, 2016	$ 8,769	$ 3,031,619		$ (1,713,478)	$ 1,326,909
Ending Balance (in shares) at Dec. 31, 2016	87,685,000